Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Current taxes	$ 1,088	$ 509	$ 829
Deferred taxes	(6,480)	(125)	(181)
Taxes on income	(5,392)	384	648
Domestic	(6,050)	(594)	(70)
Foreign	658	978	718
Taxes on income	$ (5,392)	$ 384	$ 648